Equity Capital and Earnings Per Share - Basic and Diluted Earnings Per Common Share (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity Capital and Earnings Per Share [Abstract]
Basic earnings per common share (in dollars per share)	$ 3.08	$ 2.85
Diluted earnings per common share (in dollars per share)	$ 3.07	$ 2.84